Fair Value of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2017
Fair Value of Financial Assets and Liabilities
Fair Value of Financial Assets and Liabilities

40.   Fair Value of Financial Assets and Liabilities:

Banco de Chile and its subsidiaries have defined a corporate framework for valuation and control related to the fair value measurement process.

The established framework includes the Product Control Unit (PCU), which is independent from the business areas and reports to the Financial Management and Control Division Manager. The Financial Risk Control and Management Area is responsible for independent verification of the results of trading and investment operations and all fair value measurements.

To achieve the appropriate measurements and controls, the Bank and its subsidiaries, take into account at least the following aspects:

(i)   Industry standard valuation.

To value financial instruments, Banco de Chile uses industry standard modeling; quota value, share price, discounted cash flows and valuation of options through Black-Scholes-Merton, in the case of options. The input parameters for the valuation correspond to rates, prices and levels of volatility for different terms and market factors that are traded in the national and international market.

(ii)   Quoted prices in active markets.

The fair value for instruments with quoted prices in active markets is determined using daily quotes from electronic systems information (such as Bolsa de Comercio de Santiago, Bloomberg, LVA and Risk America, etc). This quote represents the price at which these instruments are regularly traded in the financial markets.

(iii)   Valuation techniques.

If no quotes are available for the instrument to be valued, valuation techniques will be used to determine the fair value.

Due to the fact that the valuation models require a set of market parameters as inputs, the aim is to maximize information based on observable quoted prices or derived from similar instruments in active markets. To the extent there is no information available in active markets, data from external suppliers of market information, prices of similar transactions and historical information are used to validate the valuation parameters.

(iv)   Fair value adjustments.

Part of the fair value process consists of adjustment, to take into account bid/offer spreads. This adjustment is calculated and analyzed by the PCU and Risk Market areas.

The bid/offer spread adjustment reflects the expected impact on fair value due to close long or short positions in a specific market factor and term, valued at midpoint. For example, long positions in an asset will be impacted in order to reflect the fact that when selling the position it will be quoted at bid instead of midpoint. For the bid/offer spread adjustment, market quotes or indicative prices for each position, instrument, currency and term are used. Bid, mid and offer market quotes are also considered.

(v)   Fair value control.

A process of independent verification of prices and rates is executed daily, in order to control the market parameters used by Banco de Chile in the valuation of the financial instruments relating to the current state of the market and the best estimate of the fair value. The objective of this process is to control that the official market parameters provided by the respective business area, before being entered into the valuation, are within acceptable ranges of differences when compared to the parameters prepared independently by the Financial Risk Control and Management Area. As a result, value differences are obtained at the level of currency, product and portfolio, which are compared against specific ranges for each grouping level.

In the event significant differences exist, these differences are scaled according to the amount of individual materiality of each market factor and aggregated at the portfolio level, according to the grouping levels within previously defined ranges. These ranges are approved by the Finance, International and Financial Risk Committee.

Complementary and in parallel, the Financial Risk Control and Management Area generates and reports on a daily basis Profit and Loss (“P&L”) and Exposure to Market Risks, which allow for proper control and consistency of the parameters used in the valuation.

(vi)   Judgmental analysis and information to Management.

In particular, in cases where there are no market quotations for the instrument to be valued and there are no prices for similar transactions or indicative parameters, a specific controls and reasoned analysis must be carried out in order to estimate the fair value of the operation. Within the valuation framework described in the Reasonable Value Policy approved by the Board of Directors of Banco de Chile, a required level of approval is set in order to carry out transactions where market information is not available or it is not possible to infer prices or rates from it.

(a)   Fair value hierarchy

Banco de Chile and its subsidiaries, classify all the financial instruments among the following levels:

Level 1:   These are financial instruments whose fair value is realized at quoted prices (unadjusted) in active markets for identical assets or liabilities. For these instruments there are observable market prices (return internal rates, quote value, price), so that assumptions are not required to determine the value.

In this level, the following instruments are considered: currency futures, Chilean Central Bank and Treasury securities, mutual fund investments and equity shares.

For the instruments of the Central Bank of Chile and the General Treasury of the Republic, all those mnemonics belonging to a Benchmark corresponds with one of the following categories published by the Santiago Stock Exchange, will be considered as Level 1: Pesos-02, Pesos-03, Pesos-04, Pesos-05, Pesos-07, Pesos-10, UF-02, UF-04, UF-05, UF-07, UF-10, UF-20 and UF-30. A Benchmark corresponds to a group of mnemonics that are similar in duration and are traded in an equivalent way, i.e., the price obtained is the same for all the instruments that make up a Benchmark. This feature defines a greater depth of market, with daily quotations that allow classifying these instruments as Level 1.

In the case of debt issued by the Government, the internal rate of return (quoted price) is used to compute the fair value. In the case of mutual funds and equity shares, the current market price multiplied by the number of instruments results in the fair value.

The preceding described valuation methodology is equivalent to the one used by the Bolsa de Comercio de Santiago (Santiago Stock Exchange) and corresponds with the standard methodology used in the market and is in accordance with IFRS.

Level 2:   There are financial instruments whose fair value is obtained with variables other than the prices quoted in Level 1 that are observable for the asset or liability, directly (that is, as prices) or indirectly (that is, derived from prices). These categories include:

a)   Quoted prices for similar assets or liabilities in active markets.

b)   Quoted prices for identical or similar assets or liabilities in markets that are not active.

c)   Inputs data other than quoted prices that are observable for the asset or liability.

d)   Inputs data corroborated by the market.

At this level there are mainly derivatives instruments, debt issued by banks, debt issues of Chilean and foreign companies, issued in Chile or abroad, mortgage claims, financial brokerage instruments and some issuances by the Central Bank of Chile and the General Treasury of Chile.

To value derivatives, depends on whether they are impacted by volatility as a relevant market factor in standard valuation methodologies; for options the Black-Scholes-Merton formula is used; for the rest of the derivatives, forwards and swaps, net present value through discounted cash flows is used.

For the remaining instruments at this level, the valuation is done through the traditional discounted cash flows model by using an internal rate of return that can be derived or estimated from similar securities as mentioned above.

In the event that there is no observable price for an instrument in a specific term, the price will be inferred from the interpolation between periods that have observable quoted price in active markets. These models incorporate various market variables, including the credit quality of counterparties, exchange rates and interest rate curves.

Valuation Techniques and Inputs:

Type of Financial Instrument	Valuation Method	Description: Inputs and Sources
Local Bank and Corporate Bonds	Discounted cash flows model

Prices are provided by third party price providers that are widely used in the Chilean market.

Model is based on a Base Yield (Central Bank Bonds) and issuer spread.

The model is based on daily prices and risk/maturity similarities between Instruments.

Offshore Bank and Corporate Bonds	Discounted cash flows model	Prices are provided by third party price providers that are widely used in the Chilean market. Model is based on daily prices.
Local Central Bank and Treasury Bonds	Discounted cash flows model	Prices are provided by third party price providers that are widely used in the Chilean market. Model is based on daily prices.
Mortgage Notes	Discounted cash flows model

Prices are provided by third party price providers that are widely used in the Chilean market.

Model is based on a Base Yield (Central Bank Bonds) and issuer spread.

The model takes into consideration daily prices and risk/maturity similarities between instruments.

Time Deposits	Discounted cash flows model	Prices are provided by third party price providers that are widely used in the Chilean market. Model is based on daily prices and considers risk/maturity similarities between instruments.
Cross Currency Swaps, Interest Rate Swaps, FX Forwards, Inflation Forwards	Discounted cash flows model

Forward Points, Inflation forecast and local swap rates are provided by market brokers that are widely used in the Chilean market

Offshore rates and spreads are obtained from third party price providers that are widely used in the Chilean market.

Zero Coupon rates are calculated by using the bootstrapping method over swap rates.

FX Options	Black-Scholes Model	Prices for volatility surface estimates are obtained from market brokers that are widely used in the Chilean market.

Level 3:   These are financial instruments whose fair value is determined using unobservable inputs. An adjustment to an input that is significant to the entire measurement can result in a fair value measurement classified within Level 3 of the fair value hierarchy if the adjustment is using significant unobservable data entry.

Instruments classified as level 3 correspond to Corporate Debt issued mainly by Chilean and foreign companies, issued both in Chile and abroad.

Valuation Techniques and Inputs:

Type of Financial Instrument	Valuation Method	Description: Inputs and Sources
Local Bank and Corporate Bonds	Discounted cash flows model

Since inputs for these types of securities are not observable by the market, we model interest rate of returns for them based on a Base Yield (Central Bank Bonds) and issuer spread. These inputs (base yield and issuer spread) are provided on a daily basis by third party price providers that are widely used in the Chilean market.

Offshore Bank and Corporate Bonds	Discounted cash flows model

Since inputs for these types of securities are not observable by the market, we model interest rate of returns for them based on a Base Yield (US-LIBOR) and issuer spread. These inputs (base yield and issuer spread) are provided on a weekly basis by third party price providers that are widely used in the Chilean market.

(b)   Level hierarchy classification and figures:

The following table shows the figures by hierarchy, for instruments recorded at fair value in the statement of financial position.

	Level 1		Level 2		Level 3		Total
	2016	2017	2016	2017	2016	2017	2016	2017
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Financial assets held-for-trading
From the Chilean government and Central Bank	82,560	623,276	399,786	693,888	—	—	482,346	1,317,164
Other instruments issued in Chile	673	714	887,594	212,366	8,960	8,012	897,227	221,092
Instruments issued abroad	385	322	—	—	—	—	385	322

Subtotal	83,618	624,312	1,287,380	906,254	8,960	8,012	1,379,958	1,538,578
Derivative contracts for trading purposes
Forwards	—	—	163,716	506,614	—	—	163,716	506,614
Swaps	—	—	709,091	710,123	—	—	709,091	710,123
Call options	—	—	1,558	514	—	—	1,558	514
Put options	—	—	1,584	2,841	—	—	1,584	2,841
Futures	—	—	—	—	—	—	—	—

Subtotal	—	—	875,949	1,220,092	—	—	875,949	1,220,092
Hedge derivative contracts
Fair value hedge (Swaps)	—	—	218	277	—	—	218	277
Cash flow hedge (Swaps)	—	—	63,482	27,572	—	—	63,482	27,572

Subtotal	—	—	63,700	27,849	—	—	63,700	27,849

Total	—	—	939,649	1,247,941	—	—	939,649	1,247,941

Financial assets available-for-sale(1)
From the Chilean government and Central Bank	—	229,296	59,200	127,072	—	—	59,200	356,368
Other instruments issued in Chile	—	—	238,038	1,122,648	76,005	46,265	314,043	1,168,913
Instruments issued abroad	1,173	984	—	—	54	50	1,227	1,034

Subtotal	1,173	230,280	297,238	1,249,720	76,059	46,315	374,470	1,526,315
Other assets
Mutual fund investments	25,823	78,069	—	—	—	—	25,823	78,069

Subtotal	25,823	78,069	—	—	—	—	25,823	78,069

Total	110,614	932,661	2,524,267	3,403,915	85,019	54,327	2,719,900	4,390,903

Financial liabilities
Derivative contracts for trading purposes
Forwards	—	—	136,101	575,137	—	—	136,101	575,137
Swaps	—	—	771,575	727,765	—	—	771,575	727,765
Call options	—	—	1,960	472	—	—	1,960	472
Put options	—	—	858	3,403	—	—	858	3,403
Futures	—	—	—	—	—	—	—	—
Other	—	—	—	—	—	—	—	—

Subtotal	—	—	910,494	1,306,777	—	—	910,494	1,306,777
Hedge derivative contracts
Fair value hedge (Swaps)	—	—	10,293	5,330	—	—	10,293	5,330
Cash flow hedge (Swaps)	—	—	45,722	80,888	—	—	45,722	80,888

Subtotal	—	—	56,015	86,218	—	—	56,015	86,218

Total	—	—	966,509	1,392,995	—	—	966,509	1,392,995

(1)	As of December 31, 2017, 83% of instruments of level 3 have denomination “Investment Grade”. Also, 100% of total of these financial instruments correspond to domestic issuers.

(c)   Level 3 Reconciliation

The following tables show the reconciliation between the beginning and ending balances of instruments classified as Level 3, whose fair value is reflected in the financial statements.

	2016
	Balance as of January 1, 2016	Gain (Loss) Recognized in Income (1)	Gain (Loss) Recognized in Equity (2)	Purchases	Sales	Transfer from Level 1 and 2	Transfer to Level 1 and 2	Balance as of December 31, 2016
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Financial assets held-for-trading:
Other instruments issued in Chile	18,028	28	—	8,946	(18,042)	—	—	8,960

Subtotal	18,028	28	—	8,946	(18,042)	—	—	8,960

Available-for-Sale Instruments:
Other instruments issued in Chile	96,125	(5,871)	818	19,270	(31,744)	111	(2,704)	76,005
Instruments issued abroad	—	—	—	—	—	54	—	54

Subtotal	96,125	(5,871)	818	19,270	(31,744)	165	(2,704)	76,059

Total	114,153	(5,843)	818	28,216	(49,786)	165	(2,704)	85,019

	2017
	Balance as of January 1, 2017	Gain (Loss) Recognized in Income (1)	Gain (Loss) Recognized in Equity (2)	Purchases	Sales	Transfer from Level 1 and 2	Transfer to Level 1 and 2	Balance as of December 31, 2017
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Financial assets held-for-trading:
Other instruments issued in Chile	8,960	(7)	—	7,446	(10,772)	2,385	—	8,012

Subtotal	8,960	(7)	—	7,446	(10,772)	2,385	—	8,012

Available-for-Sale Instruments:
Other instruments issued in Chile	76,005	(4,186)	1,137	4,922	(28,604)	2,672	(5,681)	46,265
Instruments issued abroad	54	(4)	—	—	—	—	—	50

Subtotal	76,059	(4,190)	1,137	4,922	(28,604)	2,672	(5,681)	46,315

Total	85,019	(4,197)	1,137	12,368	(39,376)	5,057	(5,681)	54,327

(1)	It is recorded in the income statement under “Net financial operating income”
(2)	It is recorded in Equity under “Other Comprehensive Income”

(d)   Transfers between levels:

The following tables show transfers between levels for financial assets and liabilities whose fair value is recorded in the consolidated financial statements:

Transfers from level 1 to level 2
2016
Financial assets	MCh$

Financial assets held-for-trading instruments
From the Chilean Government and Central Bank	—

Financial assets Available-for-sale instruments
From the Chilean Government and Central Bank	—

Transfers from level 2 to level 1
2016
Financial assets	MCh$

Financial assets held-for-trading instruments
From the Chilean Government and Central Bank	—

Financial assets Available-for-sale instruments
From the Chilean Government and Central Bank	15,217

Transfers from level 1 to level 2
2017
Financial assets	MCh$

Financial assets held-for-trading instruments
From the Chilean Government and Central Bank	4,688

Financial assets Available-for-sale instruments
From the Chilean Government and Central Bank	—

Transfers from level 2 to level 1
2017
Financial assets	MCh$

Financial assets held-for-trading instruments
From the Chilean Government and Central Bank	3,498

Financial assets Available-for-sale instruments
From the Chilean Government and Central Bank	4,373

(e)   Sensitivity of level 3 instruments to changes in key assumptions of the input parameters for the valuation model:

The following table shows the impact on the fair value of Level 3 financial instruments using alternative assumptions that are reasonably possible.  It is believed that the positive and negative impacts are similar:

	As of December 31, 2016		As of December 31, 2017
	Level 3	Sensitivity to changes in key assumptions of models	Level 3	Sensitivity to changes in key assumptions of models
Financial Assets	MCh$	MCh$	MCh$	MCh$
Financial assets held-for-trading
Other instruments issued in Chile	8,960	(176)	8,012	(26)

Subtotal	8,960	(176)	8,012	(26)
Financial assets available-for-sale
Other instruments issued in Chile	76,005	(1,255)	46,265	(417)
Instruments issued abroad	54	—	50	—

Subtotal	76,059	(1,255)	46,315	(417)

Total	85,019	(1,431)	54,327	(443)

With the purpose to determine the sensitivity of the financial investments to changes in significant market factors, the Bank has made alternative calculations at fair value, changing those key parameters for the valuation and which are not directly observable in screens.  In the case of financial assets presented in the table above, which corresponds to bank bonds and corporate bonds, input prices, prices based on broker quotes or runs were used, considering that these instruments do not have current prices or observables.  Prices are generally calculated as a base rate plus a spread. For local bonds, this was determined by applying only a 10% impact on the price, while for offshore bonds this was determined by applying only a 10% impact on the spread because the base rate is hedged with instruments on interest rate swaps so-called hedge accounting. The impact of 10% is considered a reasonable move considering the market performance of these instruments and comparing it against the adjustment bid/offer that is provided for by these instruments.

(f)   Other assets and liabilities not measured at fair value:

The following table summarizes the fair values of the Bank’s main financial assets and liabilities that are not recorded at fair value in the Statement of Financial Position. The values shown in this note do not attempt to estimate the value of the Bank’s income-generating assets, nor forecast their future behavior. The estimated fair value is as follows:

	Book Value		Fair Value
	2016	2017	2016	2017
	MCh$	MCh$	MCh$	MCh$
Assets
Cash and due from banks	1,408,167	1,057,393	1,408,167	1,057,393
Transactions in the course of collection	206,972	255,968	206,972	255,968
Cash collateral on securities borrowed and reverse repurchase agreements	55,703	91,641	55,703	91,641

Subtotal	1,670,842	1,405,002	1,670,842	1,405,002

Loans and advances to banks
Domestic banks	208,354	119,998	208,354	119,998
Chilean Central Bank	700,341	350,916	700,341	350,916
Foreign banks	264,492	289,107	264,492	289,107

Subtotal	1,173,187	760,021	1,173,187	760,021

Loans to customers, net
Commercial loans	14,226,761	13,739,589	13,998,477	13,477,466
Residential mortgage loans	6,892,019	7,445,221	7,313,953	7,769,694
Consumer loans	3,724,875	3,770,882	3,728,302	3,773,005

Subtotal	24,843,655	24,955,692	25,040,732	25,020,165

Total	27,687,684	27,120,715	27,884,761	27,185,188

Liabilities
Current accounts and other demand deposits	8,321,148	8,915,706	8,321,148	8,915,706
Transactions in the course of payment	25,702	29,871	25,702	29,871
Cash collateral on securities lent and reverse repurchase agreements	216,817	195,392	216,817	195,392
Saving accounts and time deposits	10,552,901	10,067,778	10,563,751	10,073,030
Borrowings from financial institutions	1,040,026	1,195,028	1,036,091	1,188,943
Other financial obligations	186,199	137,163	186,199	137,163

Subtotal	20,342,793	20,540,938	20,349,708	20,540,105

Debt issued
Letters of credit for residential purposes	28,893	21,059	30,918	22,542
Letters of credit for general purposes	4,021	2,365	4,303	2,532
Bonds	5,431,575	5,769,334	5,594,748	5,896,424
Subordinated bonds	713,438	696,217	720,455	699,926

Subtotal	6,177,927	6,488,975	6,350,424	6,621,424

Total	26,520,720	27,029,913	26,700,132	27,161,529

Other financial instruments not measured at fair value in our statement of financial position, but for which the fair value is disclosed, are not managed on a fair value basis. These instruments include assets and liabilities such as loans and deposits to customers, bank borrowings, debt issued, and other financial assets and obligations with diverse maturities and features. Fair values of these assets/liabilities are estimated by applying the traditional Discounted Cash Flows (DCF) model and using diverse valuation inputs such as yield curves, credit risk spreads, etc. Also, since some of these assets/liabilities are not traded in the market, judgmental analysis is required in determining the adequacy of the inputs and fair values.

(g)   Levels of other assets and liabilities:

The table below sets forth the fair value of Financial Assets/Liabilities not measured at fair value on the balance sheet, for the years ended December 31, 2016 and 2017:

	Level 1		Level 2		Level 3		Total
	Estimated Fair Value		Estimated Fair Value		Estimated Fair Value		Estimated Fair Value
	2016	2017	2016	2017	2016	2017	2016	2017
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets
Cash and due from banks	1,408,167	1,057,393	—	—	—	—	1,408,167	1,057,393
Transactions in the course of collection	206,972	255,968	—	—	—	—	206,972	255,968
Receivables from repurchase agreements and security borrowing	55,703	91,641	—	—	—	—	55,703	91,641

Subtotal	1,670,842	1,405,002	—	—	—	—	1,670,842	1,405,002

Loans and advances to banks
Domestic banks	208,354	119,998	—	—	—	—	208,354	119,998
Central bank	700,341	350,916	—	—	—	—	700,341	350,916
Foreign banks	264,492	289,107	—	—	—	—	264,492	289,107

Subtotal	1,173,187	760,021	—	—	—	—	1,173,187	760,021

Loans to customers, net
Commercial loans	—	—	—	—	13,998,477	13,477,466	13,998,477	13,477,466
Residential mortgage loans	—	—	—	—	7,313,953	7,769,694	7,313,953	7,769,694
Consumer loans	—	—	—	—	3,728,302	3,773,005	3,728,302	3,773,005

Subtotal	—	—	—	—	25,040,732	25,020,165	25,040,732	25,020,165

Total	2,844,029	2,165,023	—	—	25,040,732	25,020,165	27,884,761	27,185,188

Liabilities
Current accounts and other demand deposits	8,321,148	8,915,706	—	—	—	—	8,321,148	8,915,706
Transactions in the course of payment	25,702	29,871	—	—	—	—	25,702	29,871
Payables from repurchase agreements and security lending	216,817	195,392	—	—	—	—	216,817	195,392
Savings accounts and time deposits	—	—	—	—	10,563,751	10,073,030	10,563,751	10,073,030
Borrowings from financial institutions	—	—	—	—	1,036,091	1,188,943	1,036,091	1,188,943
Other financial obligations	186,199	137,163	—	—	—	—	186,199	137,163

Subtotal	8,749,866	9,278,132	—	—	11,599,842	11,261,973	20,349,708	20,540,105

Debt Issued
Letters of credit for residential purposes	—	—	30,918	22,542	—	—	30,918	22,542
Letters of credit for general purposes	—	—	4,303	2,532	—	—	4,303	2,532
Bonds	—	—	5,594,748	5,896,424	—	—	5,594,748	5,896,424
Subordinate bonds	—	—	—	—	720,455	699,926	720,455	699,926

Subtotal	—	—	5,629,969	5,921,498	720,455	699,926	6,350,424	6,621,424

Total	8,749,866	9,278,132	5,629,969	5,921,498	12,320,297	11,961,899	26,700,132	27,161,529

We estimate fair values for these assets/liabilities, as follows:

•

Short-Term Financial Assets/Liabilities: For assets and liabilities with no specific maturity (on demand) or terms of less than three months we use the carrying or book values as proxies of their fair value, since their tenors are not believed to significantly affect their valuation. As a result, these assets/liabilities are categorized in Level 1. This assumption is applied to the following assets/liabilities:

Assets	Liabilities
Cash and due from banks	Current accounts and other demand deposits
Transactions in the course of collection (asset)	Transactions in the course of payments (liability)
Cash collateral on securities borrowed and reverse repurchase agreements (asset)	Cash collateral on securities loaned and repurchase agreements (liability)
Loans and advance to banks	Other financial obligations

•

Loans to Customers: Fair value is determined by using the DCF model and internally generated discount rates, based on internal transfer rates derived from our transfer price policy. After we calculate the present value, we deduct the related loan loss allowances in order to incorporate the credit risk associated with each contract or loan. As we use internally generated parameters for valuation purposes, we categorize these instruments in Level 3.

•

Letters of Credit and Bonds: In order to determine the present value of contractual cash flows, we apply the DCF model by using market interest rates that are available in the market, either for the instruments under valuation or instruments with similar features that fit valuation needs in terms of currency, maturities and liquidity. Market interest rates are obtained from third party price providers widely used by the market. As a result of the valuation technique and the quality of inputs (observable) used for valuation, we categorize these financial liabilities in Level 2.

•

Saving Accounts, Time Deposits, Borrowings from Financial Institutions and Subordinated Bonds: The DCF model is used to obtain the present value of committed cash flows by applying a bucket approach and average adjusted discount rates that are derived from both market rates for instruments with similar features and our transfer price policy. As we use internally generated parameters and/or apply significant judgmental analysis for valuation purposes, we categorize these financial assets/liabilities in Level 3.

(h)   Offsetting of financial assets and liabilities:

In accordance with IAS 32 Financial Instruments: Presentation, the Bank should report financial assets and financial liabilities on a net basis on the balance sheet only if there is a legally enforceable right to set off the recognized amounts and there is intention to settle on a net basis, or to realize the asset and settle the liability simultaneously. Because Bank’s netting agreements do not qualify for balance sheet netting, it presents its financial instruments on a gross basis on the balance sheet.

The following table shows the impact of netting arrangements on all derivative financial instruments that are subject to enforceable master netting agreements or similar agreements (including financial collaterals), but do not qualify for balance sheet netting.

The “Net amounts” presented below are not intended to represent the Bank’s actual exposure to credit risk, as a variety of credit mitigation strategies are employed in addition to netting and collateral arrangements.

	Effect of offsetting on balance sheet			Related amount not offset
	Gross amount	Amounts offset	Net amounts reported on the balance sheet	Financial Instruments	Financial Collateral	Net amount
As of December 31, 2016	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Derivative financial assets	939,649	—	939,649	(588,360)	(54,336)	296,953
Derivative financial liabilities	966,509	—	966,509	(588,360)	(164,889)	213,260

	Effect of offsetting on balance sheet			Related amount not offset
	Gross amount	Amounts offset	Net amounts reported on the balance sheet	Financial Instruments	Financial Collateral	Net amount
As of December 31, 2017	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Derivative financial assets	1,247,941	—	1,247,941	(600,439)	(34,212)	613,290
Derivative financial liabilities	1,392,995	—	1,392,995	(600,439)	(83,523)	709,033

Derivative assets and liabilities

The “Financial Instruments” column identifies financial assets and liabilities that are subject to set off under netting agreements, such as the ISDA Master Agreement of derivative exchange or clearing counterparty agreements, whereby all outstanding transactions with the same counterparty could be offset and close-out netting applied across all outstanding transaction covered by the agreements if an event of default or other predetermined events occur (“early contract termination”).

Financial collateral refers to cash and non-cash collateral obtained, typically daily or weekly, to cover the net exposure between counterparties by enabling the collateral to be realized in an event of default or if other predetermined events occur (“early contract termination”).